Financial Instruments - Summary of Foreign Exchange Risk Factor (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
ASSETS
Other assets	$ 376.9	$ 506.6
Assets, Total	11,936.2	11,664.6
Loans and financing	(4,198.5)	$ (3,759.9)	$ (3,530.5)	$ (2,507.8)
Net impact	$ 2,413.6
Exchange rate considered	3,308,000
BRL [member]
ASSETS
Cash, cash equivalents and financial investments	$ 750.2
Other assets	435.1
Assets, Total	(1,228.3)
Loans and financing	(629.1)
Other liabilities	(599.2)
-50% [member]
ASSETS
Net impact	$ (21.5)
Exchange rate considered	1,650,000
-50% [member] | BRL [member]
ASSETS
Cash, cash equivalents and financial investments	$ 376.0
Other assets	218.1
Assets, Total	(615.6)
Loans and financing	(315.3)
Other liabilities	(300.3)
-25% [member]
ASSETS
Net impact	$ (10.8)
Exchange rate considered	2,475,000
-25% [member] | BRL [member]
ASSETS
Cash, cash equivalents and financial investments	$ 188.9
Other assets	109.6
Assets, Total	(309.3)
Loans and financing	(158.4)
Other liabilities	$ (150.9)
Probable scenario [member]
ASSETS
Exchange rate considered	3,300,000
Probable scenario [member] | BRL [member]
ASSETS
Cash, cash equivalents and financial investments	$ 1.8
Other assets	1.1
Assets, Total	(2.9)
Loans and financing	(1.5)
Other liabilities	(1.4)
+25% [member]
ASSETS
Net impact	$ 10.6
Exchange rate considered	4,125,000
+25% [member] | BRL [member]
ASSETS
Cash, cash equivalents and financial investments	$ (185.3)
Other assets	(107.5)
Assets, Total	303.4
Loans and financing	155.4
Other liabilities	148.0
+50% [member]
ASSETS
Net impact	$ 21.2
Exchange rate considered	4,950,000
+50% [member] | BRL [member]
ASSETS
Cash, cash equivalents and financial investments	$ (372.5)
Other assets	(216.0)
Assets, Total	609.7
Loans and financing	312.3
Other liabilities	$ 297.4